Subsequent Events (Notes)	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Lease Agreement
On July 11, 2022, the Company entered into a lease agreement for administrative offices located in Greenwich, Connecticut (the “Greenwich Lease”) for approximately 4,200 square feet. The Greenwich Lease began July 11, 2022, has a term of 13 months, and a monthly payment of approximately $19,000. The Company will also pay a pro rata share of utilities.